Unaudited Consolidated Balance Sheet (Q3) (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value per share	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000.0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	2,985,000,000	2,985,000,000	2,985,000,000.0
Common stock, shares issued	861,700,000	857,500,000	854,500,000
Common stock, shares outstanding	566,400,000	605,500,000	676,900,000
Treasury stock, shares	295,300,000	252,000,000	177,600,000